SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Consolidated Assets Backed Financing Entities) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
VIE arrangements
Security deposit required to be paid (as a percent)	6.00%				6.00%
Assets
Restricted cash	$ 14,859		¥ 1,805,693	¥ 1,218,286	¥ 102,163
Prepaid expenses and other assets	106,073		1,068,990		729,296
Loans at fair value	156,366		791,681		1,075,097
Held-to-maturity investments	45,908		9,944		315,641
Total assets	1,093,596		7,518,664		7,519,026
Liabilities
Accounts payable	4,414		33,841		30,349
Payable to investors at fair value	1,119		113,445		7,693
Accrued expenses and other liabilities	158,296		1,296,650		1,088,372
Total liabilities	348,790		4,548,611		2,398,115
Net Revenue	817,501	¥ 5,620,728	5,543,350	3,237,991
Net (loss)/income	140,587	966,605	1,371,783	1,116,398
Net cash provided by operating activities	(119,291)	(820,182)	2,716,513	2,113,435
Net cash used in investing activities	(100,275)	(689,443)	(374,597)	(1,421,663)
Net cash provided by / (used in) financing activities	$ (3,776)	¥ (25,963)	(849,450)	135,298
ABFE
VIE arrangements
VIE lack of recourse against the assets of the Company	No	No
Assets
Restricted cash	$ 9,981		82,990		68,623
Prepaid expenses and other assets	452		3,535		3,111
Loans at fair value	151,004		791,681		1,038,225
Held-to-maturity investments	2,275		9,944		15,641
Total assets	163,712		888,150		1,125,600
Liabilities
Accounts payable	182		380		1,253
Payable to investors at fair value	1,119		113,445		7,693
Accrued expenses and other liabilities	1,388		7,131		9,544
Total liabilities	2,689		120,956		¥ 18,490
Net (loss)/income	37,068	¥ 254,862	(40,124)	(19,735)
Net cash provided by operating activities	34,916	240,066	12,713	6,591
Net cash used in investing activities	(36,068)	(247,985)	(487,572)	(169,680)
Net cash provided by / (used in) financing activities	$ (13,308)	¥ (91,502)	¥ (294,213)	¥ 157,121